SHORT-TERM AND LONG-TERM INVESTMENTS (Summary of Continuous Unrealized Losses and Fair Values) (Details) - USD ($) $ in Thousands	Dec. 31, 2016	Dec. 31, 2015
Schedule of Held-to-maturity Securities [Line Items]
Fair value, less than 12 months	$ 19,444	$ 244,542
Fair value,12 months or greater	63,611	120,394
Fair value, Total	83,055	364,936
Unrealized losses, less than 12 months	(137)	(1,753)
Unrealized losses, 12 months or greater	(284)	(784)
Unrealized losses, Total	(421)	(2,537)
Corporate debentures [Member]
Schedule of Held-to-maturity Securities [Line Items]
Fair value, less than 12 months	19,444	242,545
Fair value,12 months or greater	56,799	113,581
Fair value, Total	76,243	356,126
Unrealized losses, less than 12 months	(137)	(1,750)
Unrealized losses, 12 months or greater	(88)	(588)
Unrealized losses, Total	(225)	(2,338)
U.S. treasuries [Member]
Schedule of Held-to-maturity Securities [Line Items]
Fair value, less than 12 months
Fair value,12 months or greater	6,812	6,813
Fair value, Total	6,812	6,813
Unrealized losses, less than 12 months
Unrealized losses, 12 months or greater	(196)	(196)
Unrealized losses, Total	$ (196)	(196)
U.S. agencies [Member]
Schedule of Held-to-maturity Securities [Line Items]
Fair value, less than 12 months		1,997
Fair value,12 months or greater
Fair value, Total		1,997
Unrealized losses, less than 12 months		(3)
Unrealized losses, 12 months or greater
Unrealized losses, Total		$ (3)